TRADE AND OTHER PAYABLES (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
TRADE AND OTHER PAYABLES
Beginning balance	$ 613	$ 687
Interest expense	55	67
Lease payments	(208)	(196)
Lease recognition	16	10
Foreign currency translation difference	(12)	45
Ending balance	464	613
Current portion	126	150
Non-current portion	338	463
Total	$ 464	$ 613